INCOME TAXES - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating loss carryforwards
Net operating loss carryforwards	$ 83,597,429	$ 64,430,676
Withholding tax credit carryforwards	1,161,221	1,106,569
Advertising expenses
Operating loss carryforwards
Net operating loss carryforwards	4,598,999	$ 4,712,189
2022
Operating loss carryforwards
Net operating loss carryforwards	7,170
2023
Operating loss carryforwards
Net operating loss carryforwards	434,585
2024
Operating loss carryforwards
Net operating loss carryforwards	4,222,851
2025
Operating loss carryforwards
Net operating loss carryforwards	9,112,742
Withholding tax credit carryforwards	984,315
2026 through 2031
Operating loss carryforwards
Net operating loss carryforwards	40,608,576
Indefinitely
Operating loss carryforwards
Net operating loss carryforwards	29,211,505
2026
Operating loss carryforwards
Withholding tax credit carryforwards	$ 176,906